Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance metrics. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or the compensation committee view the link between financial performance and the compensation actually received or realized by our named executive officers. All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.
Pay Versus Performance Table
The table below presents information on the compensation of our Chief Executive Officer and other named executive officers in comparison to certain performance metrics for 2024, 2023, and 2022. These metrics are not those that the compensation committee uses when setting executive compensation. The use of the term “compensation actually paid” (“CAP”) is required by the rules and regulations of the SEC, and under such rules, CAP was calculated by adjusting the Summary Compensation Table (“SCT”) Total values for the applicable year as described in the footnotes to the table.

Year	Summary Compensation Table Total for PEO (1)(2)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (1)(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (TSR) (4)	Net Income (Loss) (5)

	(a)	(b)	(c)	(d)	(e)	(f)
2024	$1,209,984	$1,255,771	$836,943	$870,195	$34.63	$1,438,865

2023	$1,835,160	$2,127,419	$1,182,081	$1,298,479	$95.94	$(30,005,353)

2022	$1,274,677	$1,283,412	$791,895	$798,131	$24.80	$(32,108,676)

(1)
The Principal Executive Officer (“PEO”) information reflected in columns (a) and (b) relates to our CEO, Dr. Remy Luthringer. The non-PEO NEOs information reflected in columns (c) and (d) above relates to Geoffrey Race and Frederick Ahlholm during 2024, 2023 and 2022.

(2)
The amounts shown in this column are the amounts of total compensation reported for Dr. Luthringer, or the average total compensation reported for the non-PEO NEOs, as applicable, for each corresponding year in the “Total” column of the Summary Compensation Table. Please refer to “Executive Compensation—Compensation Tables—
Summary
Compensation Table.”

(3)
The dollar amounts reported represent the amount of “co
mpe
nsation actu
ally
paid” to our PEO and non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for 2024 to determine the compensation actually paid:

Year	NEO	SCT Total	Less: Grant Date Fair Value of Equity Awards Reported in the SCT	Add: Fair Value of Equity Awards Granted During the Year that Remain Unvested at December 31, 2024	Add: Change in Fair Value of Prior Years’ Equity Awards that Remain Outstanding and Unvested at December 31, 2024	Add: Vesting Date Fair Value of Awards Granted During Applicable Year that Vested During Applicable Year	Add: Change in Fair Value of Prior Years’ Equity Awards Vested through the Year Ended December 31, 2024	Less: Fair Value of Prior Years’ Awards that Failed to Vest	CAP
2024	PEO	$ 1,209,984	$ 197,400	$ 214,309	$ 23,374	$ -	$ 5,504	$ -	$ 1,255,771

2024	Non-PEO NEOs	$ 836,943	$ 133,950	$ 145,424	$ 17,056	$ -	$ 4,722	$ -	$ 870,195

(4)
Represents the cumulative TSR of our Common Stock as calculated in accordance with Item 201(e) of Regulation S-X, assuming an initial fixed investment of $100 on December 31, 2021. We have never declared or paid any dividends on our Common Stock.

(5)	Represents the net income (loss) as disclosed in the audited annual financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) information reflected in columns (a) and (b) relates to our CEO, Dr. Remy Luthringer. The non-PEO NEOs information reflected in columns (c) and (d) above relates to Geoffrey Race and Frederick Ahlholm during 2024, 2023 and 2022.

PEO Total Compensation Amount	$ 1,209,984	$ 1,835,160	$ 1,274,677
PEO Actually Paid Compensation Amount	$ 1,255,771	2,127,419	1,283,412
Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported represent the amount of “co
mpe
nsation actu
ally
paid” to our PEO and non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for 2024 to determine the compensation actually paid:

Year	NEO	SCT Total	Less: Grant Date Fair Value of Equity Awards Reported in the SCT	Add: Fair Value of Equity Awards Granted During the Year that Remain Unvested at December 31, 2024	Add: Change in Fair Value of Prior Years’ Equity Awards that Remain Outstanding and Unvested at December 31, 2024	Add: Vesting Date Fair Value of Awards Granted During Applicable Year that Vested During Applicable Year	Add: Change in Fair Value of Prior Years’ Equity Awards Vested through the Year Ended December 31, 2024	Less: Fair Value of Prior Years’ Awards that Failed to Vest	CAP
2024	PEO	$ 1,209,984	$ 197,400	$ 214,309	$ 23,374	$ -	$ 5,504	$ -	$ 1,255,771

2024	Non-PEO NEOs	$ 836,943	$ 133,950	$ 145,424	$ 17,056	$ -	$ 4,722	$ -	$ 870,195

Non-PEO NEO Average Total Compensation Amount	$ 836,943	1,182,081	791,895
Non-PEO NEO Average Compensation Actually Paid Amount	$ 870,195	1,298,479	798,131
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The dollar amounts reported represent the amount of “co
mpe
nsation actu
ally
paid” to our PEO and non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation of our PEO and non-PEO NEOs for 2024 to determine the compensation actually paid:

Year	NEO	SCT Total	Less: Grant Date Fair Value of Equity Awards Reported in the SCT	Add: Fair Value of Equity Awards Granted During the Year that Remain Unvested at December 31, 2024	Add: Change in Fair Value of Prior Years’ Equity Awards that Remain Outstanding and Unvested at December 31, 2024	Add: Vesting Date Fair Value of Awards Granted During Applicable Year that Vested During Applicable Year	Add: Change in Fair Value of Prior Years’ Equity Awards Vested through the Year Ended December 31, 2024	Less: Fair Value of Prior Years’ Awards that Failed to Vest	CAP
2024	PEO	$ 1,209,984	$ 197,400	$ 214,309	$ 23,374	$ -	$ 5,504	$ -	$ 1,255,771

2024	Non-PEO NEOs	$ 836,943	$ 133,950	$ 145,424	$ 17,056	$ -	$ 4,722	$ -	$ 870,195

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 34.63	95.94	24.8
Net Income (Loss)	$ 1,438,865	$ (30,005,353)	$ (32,108,676)
PEO Name	Dr. Remy Luthringer	Dr. Remy Luthringer	Dr. Remy Luthringer
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (197,400)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	214,309
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,374
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,504
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(133,950)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,424
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,056
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,722
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0